Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation—Compensation Discussion and Analysis” section above.
PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7) ($)	1-Year Relative TSR(8) (percentile rank)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2022	10,520,577	1,199,578	2,550,836	(244,944)	48.65	113.65	35,642	55.0th percentile
2021	6,471,521	6,927,682	1,915,280	1,256,974	84.75	126.45	(8,627)	79.7th percentile
2020	9,469,433	997,889	2,774,794	86,282	77.51	126.42	11,989	22.9th percentile

(1)
Represents the amounts of total compensation reported for Scott Tarriff (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
Represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	10,520,577	9,011,197	(309,802)	1,199,578
2021	6,471,521	4,293,836	4,749,997	6,927,682
2020	9,469,433	8,069,980	(401,564)	997,889

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)(a)
2022	4,350,754	(4,128,048)	—	(532,507)	—	(309,802)
2021	4,783,076	8,397	—	(41,476)	—	4,749,997
2020	5,343,957	(4,161,264)	—	(1,584,257)	—	(401,564)

(a)
Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(3)
Represents the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brian Cahill and Michael Moran; (ii) for 2021, Brian Cahill, Michael Moran, David Pernock and Judith Ng-Cashin, M.D.; and (iii) for 2020, Brian Cahill, Pete A. Meyers, David Pernock, Judith Ng-Cashin, M.D. and Adrian J. Hepner, M.D., Ph.D.

(4)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,550,836	2,048,656	(747,124)	(244,944)
2021	1,915,280	866,952	208,646	1,256,974
2020	2,774,794	2,175,719	(512,793)	86,282

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Add: Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)(a)
2022	462,394	(412,424)	—	(71,322)	725,771	(747,124)
2021	556,220	3,241	30,870	(4,618)	377,068	208,646
2020	637,954	(269,573)	49,463	(248,968)	681,669	(512,793)

(a)
Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index, which is the same peer group identified in our stock performance graph on page 73 of our 2022 Annual Report on Form 10-K.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

(8)
As required by Item 402(v) of Regulation S-K, we have determined that relative TSR is the Company-Selected Measure. Relative TSR is a performance measured used in our PSU awards and represents the company’s percentile ranking for the applicable year based on its 1-year TSR relative to that of the S&P 600 Biotech Select Index. Relative TSR may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. For our PSUs, relative TSR is measured over a three-year period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a 1-year period) in the Pay versus Performance table above. TSR for these purposes means the ending average share price divided by the initial average share price, minus one; for these purposes, the “ending average share price” means the 30 trading day average closing price as of the last trading day of the applicable year and “initial average share price” means the 30 trading day average closing price as of the first trading day of the applicable year and in all cases, assuming dividend reinvestment.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote [Text Block]
(1)
Represents the amounts of total compensation reported for Scott Tarriff (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(3)
Represents the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Brian Cahill and Michael Moran; (ii) for 2021, Brian Cahill, Michael Moran, David Pernock and Judith Ng-Cashin, M.D.; and (iii) for 2020, Brian Cahill, Pete A. Meyers, David Pernock, Judith Ng-Cashin, M.D. and Adrian J. Hepner, M.D., Ph.D.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index, which is the same peer group identified in our stock performance graph on page 73 of our 2022 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 10,520,577	$ 6,471,521	$ 9,469,433
PEO Actually Paid Compensation Amount	$ 1,199,578	6,927,682	997,889
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Represents the amounts of total compensation reported for Scott Tarriff (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
Represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	10,520,577	9,011,197	(309,802)	1,199,578
2021	6,471,521	4,293,836	4,749,997	6,927,682
2020	9,469,433	8,069,980	(401,564)	997,889

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)(a)
2022	4,350,754	(4,128,048)	—	(532,507)	—	(309,802)
2021	4,783,076	8,397	—	(41,476)	—	4,749,997
2020	5,343,957	(4,161,264)	—	(1,584,257)	—	(401,564)

(a)
Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 2,550,836	1,915,280	2,774,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ (244,944)	1,256,974	86,282
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,550,836	2,048,656	(747,124)	(244,944)
2021	1,915,280	866,952	208,646	1,256,974
2020	2,774,794	2,175,719	(512,793)	86,282

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Add: Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)(a)
2022	462,394	(412,424)	—	(71,322)	725,771	(747,124)
2021	556,220	3,241	30,870	(4,618)	377,068	208,646
2020	637,954	(269,573)	49,463	(248,968)	681,669	(512,793)

(a)
Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s net income, on the other.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Relative TSR
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s relative TSR, on the other.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s three-year cumulative TSR to the three-year cumulative TSR of the companies in NASDAQ Biotechnology.

Tabular List [Table Text Block]
Required Tabular Disclosure of Financial Performance Measures
Listed below are the most important financial performance measures used by us to link executive compensation actually paid to Mr. Tarriff and our other named executive officers, for 2022, to our performance. For further information regarding these financial performance measures as well as other factors used in our long-term equity incentive and performance-based cash bonus programs, please refer to “Executive Compensation—Compensation Discussion and Analysis.”
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Relative TSR

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Ryanodex Product Sales

•
Belrapzo Product Sales

•
Vasopressin Product Sales

•
PEMFEXY® Product Sales

•
Submission of FDA study design agreement and receive IND acceptance for CAL02

•
Non-GAAP EPS*

•
Non-GAAP EBITDA*

Total Shareholder Return Amount	$ 48.65	84.75	77.51
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 35,642,000	$ (8,627,000)	$ 11,989,000
Company Selected Measure Amount	55	79.7	22.9
PEO Name	Scott Tarriff
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-GAAP Measure Description [Text Block]
(8)
As required by Item 402(v) of Regulation S-K, we have determined that relative TSR is the Company-Selected Measure. Relative TSR is a performance measured used in our PSU awards and represents the company’s percentile ranking for the applicable year based on its 1-year TSR relative to that of the S&P 600 Biotech Select Index. Relative TSR may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. For our PSUs, relative TSR is measured over a three-year period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a 1-year period) in the Pay versus Performance table above. TSR for these purposes means the ending average share price divided by the initial average share price, minus one; for these purposes, the “ending average share price” means the 30 trading day average closing price as of the last trading day of the applicable year and “initial average share price” means the 30 trading day average closing price as of the first trading day of the applicable year and in all cases, assuming dividend reinvestment.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Ryanodex Product Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Belrapzo Product Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Vasopressin Product Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	PEMFEXY® Product Sales
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Submission of FDA study design agreement and receive IND acceptance for CAL02
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EBITDA
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,011,197	$ 4,293,836	$ 8,069,980
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(309,802)	4,749,997	(401,564)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,350,754	4,783,076	5,343,957
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,128,048)	8,397	(4,161,264)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(532,507)	(41,476)	(1,584,257)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,048,656	866,952	2,175,719
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(747,124)	208,646	(512,793)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	462,394	556,220	637,954
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,424)	3,241	(269,573)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,870	49,463
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,322)	(4,618)	(248,968)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 725,771	$ 377,068	$ 681,669